Basis of preparation and significant accounting policies (Details) - Minera San Xavier S.A. de C.V.	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Principal activity of subsidiary	Reclamation
Method used to account for subsidiary	Consolidated
Country of incorporation of subsidiary	Mexico
Proportion of ownership interest in subsidiary	100.00%	100.00%